SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance threshold for impaired and non-impaired commercial loans	$ 250,000
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000